Schedule of trade and accounts payable (Details) - BRL (R$) R$ in Thousands	Sep. 30, 2021	Dec. 31, 2020
DisclosureOfTradePayablesLineItems [Line Items]
Third parties	R$ 11,195,643	R$ 9,098,376
(-) Adjustment to present value	(106,447)	(88,389)
Trade and accounts payable	11,089,196	9,009,987
Current	11,077,197	8,996,206
Non-current	11,999	13,781
Country of domicile [member]
DisclosureOfTradePayablesLineItems [Line Items]
Third parties	9,216,162	7,611,170
Foreign countries [member]
DisclosureOfTradePayablesLineItems [Line Items]
Third parties	R$ 1,979,481	R$ 1,487,206